DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred Revenues

	December 31,
	2022	2021

Security subscriptions	$932.1	$801.1
Software updates and maintenance	904.7	869.2
Other	41.0	36.8

	$1,877.8	$1,707.1